Stockholders' Equity (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stockholders' Equity [Abstract]
Common stock authorized for repurchase	$ 500,000,000
Common stock reserved for future issuance under employee benefit plans (in shares)	9,116,784
Shares of preferred stock authorized to issue (in shares)	10,000,000	10,000,000
Par value of authorized preferred stock (in dollars per share)	$ 0.01	$ 0.01
Capital in excess of par value plus the retained earnings	$ 6,200,000,000
Class of Stock [Line Items]
Balance (in shares)	245,532,075	243,913,830	244,657,714
Purchase of treasury stock (in shares)	(412,800)	(49,000)	(3,176,705)
Stock issued under stock compensation plans (in shares)	1,576,861	1,667,245	2,432,821
Balance (in shares)	246,696,136	245,532,075	243,913,830
Common Stock [Member]
Class of Stock [Line Items]
Balance (in shares)	263,111,472	263,111,472	263,111,472
Purchase of treasury stock (in shares)	0	0	0
Stock issued under stock compensation plans (in shares)	0	0	0
Balance (in shares)	263,111,472	263,111,472	263,111,472
Treasury Stock [Member]
Class of Stock [Line Items]
Balance (in shares)	(17,579,397)	(19,197,642)	(18,453,758)
Purchase of treasury stock (in shares)	(412,800)	(49,000)	(3,176,705)
Stock issued under stock compensation plans (in shares)	1,576,861	1,667,245	2,432,821
Balance (in shares)	(16,415,336)	(17,579,397)	(19,197,642)